Principal Accounting Policies	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Principal Accounting Policies
2.	PRINCIPAL ACCOUNTING POLICIES

(1)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The Group’s statement of operations includes allocations of certain general corporate expenses of Shanda Interactive, its parent, a Cayman Islands company engaged in the business of online and offline entertainment in the PRC, which formerly was listed on the NASDAQ Global Select Market prior to its de-listing and privatization in February 2012. These general corporate expenses primarily relate to corporate employee compensation costs, professional service fees, and other expenses arising from the provisions of corporate functions, including finance, legal, technology, investment, and executive management. These expenses have been allocated based on estimates that management considers to be reasonable reflections of the utilization of services provided to, or benefits received by the Group, as specific identification is not practical. These expenses are as follows:

a) Employee compensation costs related to salaries, bonuses, social security costs, and share-based compensation are allocated to the Group based on the percentage of the respective department employee numbers of the Group to the total historical number of employees of corresponding department of Shanda, except for costs related to Shanda’s executives, which are allocated based on percentage of estimated time incurred for online game business to total time incurred for Shanda.

b) Professional service fees related to legal and public accounting services are allocated to the Group based on percentage of revenues of the Group to total historical revenues of Shanda.

c) Other expenses incurred by the corporate functions are allocated to the Group based on percentage of number of employees of the Group to the total historical number of employees of Shanda.

From the second half year of 2009, since the Group has established its own finance, legal, investment and certain executive management functions and begun to promote its own brands, no such general corporate expenses were allocated to the Group, except for certain employee compensation costs from corporate functions such as technology, human resources and executive management that the Group does not have. While the expenses allocated to the Group for these items are not necessarily indicative of the expenses that the Group would have incurred if the Group had been a separate, independent entity during the years presented, management believes that the foregoing presents a reasonable basis of estimating what the Group’s expenses would have been on a historical basis. General corporate expenses allocated from Shanda are recorded as capital contributions by Shanda. Total allocations from Shanda to the Group included expense of RMB7.0 million, an adjustment (reversal) of expense of RMB3.5 million, and nil for the years ended December 31, 2011, 2012, and 2013, respectively.

In addition, there are certain technical service arrangements between the Group and other subsidiaries of Shanda (Note 22).

(2)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates, and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Significant accounting estimates reflected in the Group's consolidated financial statements include the allowance for doubtful accounts, revenue recognition, determination of the life of virtual items, assessment of recoverability of long-lived assets and goodwill, estimated useful lives of property and equipment as well as intangible assets, share-based compensation expense, consolidation of variable interest entities, valuation allowances for deferred tax assets, determination of fair value of identifiable assets and liabilities acquired through business combinations, recognition of non-controlling interests, and accounting for equity investments and other-than temporary impairments. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates.

(3)	Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and VIEs (including subsidiaries thereof) for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated in consolidation. Investments in equity securities for which the Company can exercise significant influence are accounted for by the equity method of accounting.

The Group follows guidance relating to the consolidation of variable interest entities in Accounting Standards Codification (“ASC”) 810-10, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The 2013 Transaction (Note 1) involving the acquisition of the Shengzhan platform services business and Shengjing prepaid card distribution business from Shanda Online, both of which are variable interest entities, was effected through the extinguishment of then-existing contractual arrangements with Shanda Online which provided Shanda Online with a controlling financial interest in those businesses and the establishment of new contractual arrangements between the entities, their nominee shareholders, and the Group, which provided the Group a controlling financial interest. The contractual agreements established are consistent with those for existing VIEs Shulong and Hongli as described further below.

To comply with PRC laws and regulations that restrict foreign ownership of companies that operate online games, the Group conducts all its online game business in the PRC through the VIEs and their wholly-owned subsidiaries, as applicable. These companies hold the licenses and approvals to operate online games in the PRC. Except for Shengjing, all the equity capital of the VIEs is funded by the Group’s PRC subsidiaries and recorded as interest-free loans to individuals who are directors, officers, or employees of the Company or its PRC subsidiaries. The portion of the loans for capital injection is eliminated with the capital of the VIEs during consolidation. The interest-free loans to the shareholders of the VIEs were RMB69.9 million, RMB69.9 million and RMB69.9 million as of December 31, 2011, 2012 and 2013. Shengjing’s equity capital was funded by Shanda Networking, an indirect subsidiary of Shanda Interactive, prior to the 2013 Transaction; Shanda Networking continues to be the registered (nominee) shareholder. Shanda Networking pledged all of its equity interests in Shengjing to the Group’s PRC subsidiary Shengqu in 2013, among the other agreements entered into providing the Group effective control over Shengjing.

Pursuant to the contractual arrangements between the PRC subsidiaries and the VIEs, the PRC subsidiaries provide services, software and technology licenses and equipment to the VIEs in exchange for fees, determined according to certain agreed formulas. During the years ended December 31, 2011, 2012 and 2013, the total amount of such fees was approximately RMB2,568.7 million, RMB2,462.5 million and RMB2,363.2 million, respectively, which represented the substantial majority of the operating profits of the VIEs. The following is a summary of the key agreements in effect:

Loan Agreements. The PRC subsidiaries entered into loan agreements with each shareholder of the relevant VIEs, except solely for Shengjing, where loan agreements have entered into for such VIE purpose.. Under these loan agreements, the PRC subsidiaries granted an interest-free loan to each shareholder of the VIEs solely for their capital contributions to the VIEs. The loans have an unspecified term and shall become payable when the PRC subsidiaries request repayment at any time. Under these loan agreements, the shareholders of the VIEs, if applicable, may not prepay all or any part of the loans without the relevant PRC subsidiaries’ prior written request.

Equity Disposition Agreements. The Group’s VIEs and their shareholders entered into equity disposition agreements with the relevant PRC subsidiaries. Pursuant to such agreements, the PRC subsidiaries and any third party designated by them have the exclusive right to purchase from the shareholders of the Group’s VIEs all or any part of their equity interests in the relevant VIEs at a purchase price equal to the amount of the registered capital of a VIE or the lowest price permissible by the then-applicable PRC laws and regulations. The PRC subsidiaries may exercise such right at any time during the term of the agreement until they have acquired all equity interests of the relevant VIEs, subject to applicable PRC laws. Moreover, under the equity disposition agreements, neither the Group’s VIEs nor their shareholders may take actions that could materially affect the VIEs’ assets, liabilities, operations, equity and other legal rights without the prior written approval of the relevant PRC subsidiary, including, without limitation, declaration and distribution of dividends and profits; sale, assignment, mortgage or disposition of, or encumbrances on, the VIEs’ equity; merger or consolidation; acquisition of and investment in any third-party entities; creation, assumption, guarantee or incurrence of any indebtedness; or entry into other material contracts. Except for the equity disposition agreements for Shengzhan and Shengjing, which are to be terminated after all the options thereof have been transferred to the relevant PRC Subsidiaries or any other entity or person any designated by the foregoing PRC Subsidiaries, the other equity disposition agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests.

Business Operation Agreements. The PRC subsidiaries entered into business operation agreements with the relevant VIEs and their shareholders. Under such agreements, the PRC subsidiaries have the right to nominate the directors of the relevant VIEs’ boards and designate general managers, financial controllers and other senior management of the relevant VIE. In addition, the VIEs may not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of the relevant PRC subsidiary. Such transactions include incurrence or assumption of any indebtedness that are not in the ordinary course of business; sale or purchase of any assets or rights with values of more than certain agreed amounts; declaration of dividends or profit distributions; encumbrance on any of their assets or intellectual property rights in favor of a third party; or transfer of any rights or obligations under the agreement to a third party. These agreements have an initial term of 20 years (with the earliest expiration date being July 1, 2028) and are renewable upon the relevant PRC subsidiaries’ requests, except for the business operation agreements for Shengzhan and Shengjing, which shall remain in force and effect unless otherwise as terminated upon mutual agreement or upon a breach thereunder. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIE and to each of their shareholders. Neither the VIEs nor any of their shareholders may terminate the agreements prior to their expiration dates.

Exclusive Consulting and Service Agreements. The PRC subsidiaries and VIEs entered into exclusive consulting and service agreements. Under these agreements, the VIEs and their subsidiaries agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and services. Unless otherwise agreed among the parties, the VIEs will pay to the relevant PRC subsidiaries service and consulting fees taking in account the scope and complexity of the technology involved, the content and duration of the services provided and the prevailing market price for similar technology and services. The PRC subsidiaries will exclusively own any intellectual property arising from the performance of these agreements. These agreements have initial terms of 20 years (with the earliest expiration date being July 1, 2028), except for the exclusive consulting and service agreements for Shengzhan and Shengjing, each of which has an initial term of 1 year, and all agreements are renewable upon the relevant PRC subsidiaries’ requests. The PRC subsidiaries may terminate the agreements at any time by providing advance written notice to the relevant VIEs. The VIEs may not terminate such agreements prior to their expiration dates. Under the Exclusive Consulting and Service Agreements, the VIEs agreed to engage the relevant PRC subsidiaries as their exclusive providers of technology consulting and other services. According to the relevant PRC rules and regulations, related party transactions should be negotiated at the arm’s length basis and apply reasonable transfer pricing methods. Pursuant to that principle and based upon the relevant VIEs’ specific needs for technology support and services, the parties enter into supplemental agreements from time to time, which typically set forth the basic pricing terms including the total fees to be paid and the payment methods. The fees are typically determined based on the scope and complexity of the technology involved, the content and duration of the services provided, and the prevailing market prices for similar technology and services. The fees are usually settled according to contract terms in two to three installments.

Equity Pledge Agreements. The shareholders of the VIEs are bound by share pledge agreements with the relevant PRC subsidiaries. Under the share pledge agreements, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the relevant PRC subsidiaries as collateral for all of their payments due to the PRC subsidiaries and to secure performance of all obligations of the VIEs and their shareholders under the above loan agreements, equity disposition agreements, exclusive consulting and service agreements and the business operation agreements. The pledges shall remain effective until all obligations under such agreements have been fully performed. The VIEs are prohibited from declaring any dividends or making any profit distributions during the terms of the pledges. Without the relevant PRC subsidiaries’ prior written consent, no shareholder of the VIEs may transfer any equity interests in the VIEs. If any event of default as provided for therein occurs, the relevant PRC subsidiary, as the pledgee, will be entitled to dispose of the pledged equity interest through transfer or assignment and use the proceeds to repay the loans or make other payments due under the above agreements. These pledges have been recorded on the share registers of each entity and have been duly registered with competent local branches of the State Administration for Industry and Commerce.

Power of Attorney (or Proxy). Each shareholder of the VIEs executed an irrevocable power of attorney (or proxy) to appoint the relevant PRC subsidiary as the attorney-in-fact to act on his or her behalf on all matters pertaining to the VIEs and to exercise all of his or her rights as a shareholder of the VIEs, including the right to attend shareholders’ meetings, to exercise voting rights and to appoint directors, a general manager, financial controller and other senior management of the VIEs. The power of attorney (or proxy) is irrevocable and continually valid as long as the principal (or legal entity) is the shareholder of the relevant VIE.

As a result of these agreements, the Company is considered the primary beneficiary of the VIEs and their subsidiaries and accordingly the results of operations, assets and liabilities of the VIEs and their subsidiaries are consolidated in the Group’s financial statements.

The Company has been advised by Global Law Office, its PRC legal counsel, that its contractual arrangement s with its consolidated VIEs are valid, binding and enforceable under the current laws and regulations in China.

Shareholders of the VIEs may potentially have conflicts of interest with the Company, and they may breach their contracts with the PRC subsidiaries or cause such contracts to be amended in a manner contrary to the interests of the Company. As a result, the Company may have to initiate legal proceedings, which involve significant uncertainty. Such disputes and proceedings may significantly disrupt the Company’s business operations and adversely affect the Company’s ability to control the VIEs. In light of the fact that the shareholders of the VIEs are directors, officers, or employees of the Company or the PRC subsidiaries (with the exception of Shengjing, where the shareholder is Shanda Networking, an indirect subsidiary of Shanda Interactive), management is of the view that the risk that misaligned interests may lead to deconsolidation in the foreseeable future is remote and insignificant. Management is of the view that incremental risk associated with Shengjing is minimal insofar as the agreements related thereto are substantively identical to those in place with all other VIEs and nominee shareholders thereof.

As described above, in order to comply with the restrictions imposed by PRC rules and regulations on foreign ownership in online game and other Internet-related businesses, the Company operates its business in China primarily through the VIEs. Although management is of the opinion that the current ownership structure of the Company, its PRC subsidiaries and VIEs and the contractual arrangements between the respective PRC subsidiaries, VIEs and their shareholders are in compliance with existing PRC laws, rules and regulations, the Company cannot be certain that the PRC government authorities will not ultimately take a view contrary to that of the Company due to the lack of official interpretation and clear guidelines. If the Company, its PRC subsidiaries and VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including requiring the Company to undergo a costly and disruptive restructuring such as forcing the Company to transfer its equity interest in the PRC subsidiaries to a domestic entity or invalidating the VIE agreements. If the PRC government authorities impose penalties which cause the Company to lose its rights to direct the activities of and receive economic benefits from the VIEs, the Company may lose the ability to consolidate and reflect in its financial statements the results of operation of the VIEs.

A condensed presentation of the assets, liabilities, and equity (including the effects of intercompany transactions with the PRC subsidiaries) of the consolidated VIEs as of December 31, 2012 and 2013 is as follows. These balances are reflected in the Group’s consolidated financial statements with those intercompany transactions eliminated.

	December 31, 2012	December 31, 2013
	RMB (millions)	RMB (millions)
Cash and cash equivalents	568.0	263.7
Short-term investments	15.7	24.1
Accounts receivable and amounts due from related parties	1,632.8	2,357.2
Deferred licensing fees and related costs	7.0	10.8
Prepayments and other current assets	61.0	75.1
Deferred tax assets	67.9	71.8
Investments in affiliated companies	24.3	18.8
Property and equipment, net	18.2	15.9
Intangible assets	193.5	131.5
Goodwill	113.9	83.1
Other long-term assets	122.7	117.3
Total assets of the consolidated VIEs	2,825.0	3,169.3

Accounts payable and amounts due to related parties	531.7	941.0
Deferred revenue	280.4	340.7
Taxes payable	68.2	26.9
Other payables and accruals	377.7	257.3
Deferred tax liabilities	20.0	14.3
Short-term borrowings	186.5	—
Total liabilities of the consolidated VIEs	1,464.5	1,580.2

Total equity of the consolidated VIEs	1,360.5	1,589.1

The Company’s VIEs are the primary vehicles through which the Company conducts its online game business in the PRC, as only they (or any entities thereunder) can obtain the various licenses required to conduct online game activities using the Internet as a distribution medium. The recognized revenue-producing assets of the VIEs, as disclosed in the foregoing table, principally consist of cash and cash equivalents, customer receivables, receivables due from related parties, intangible assets (principally upfront license fees paid to third parties and the Group’s PRC subsidiaries for licensing of game intellectual property), and other assets representing investments in the online game business. Costs associated with the licenses required under PRC laws and regulations (such as internet business and culture licenses) are typically immaterial and are expensed as they do not meet capitalization thresholds. The recognized assets of the VIEs do not include the substantial value associated with human capital.

Under the contractual arrangements with the VIEs, the equity holders of VIEs effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Group’s PRC subsidiaries. In addition, through the other aforementioned agreements, the Group demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the losses of the VIEs. The Group considers that there is no asset in any of the consolidated VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs in the amount of RMB543.4 million as of December 31, 2013 (2012: RMB780.3 million). As all of the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Group for any of the liabilities of the consolidated VIEs.

For the years ended December 31, 2011, 2012 and 2013, the total net revenues, costs of revenue, and net income of the consolidated VIEs were as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB in million	RMB in million	RMB in million
Net revenues of the consolidated VIEs	5,013.6	4,335.6	3,548.2
Costs of revenue of the consolidated VIEs*	3,368.5	2,883.4	2,608.4
Net income of the consolidated VIEs	1,645.1	1,452.2	939.8

*Note: cost of revenues of the consolidated VIEs exceed consolidated amounts due to the inclusion of service fees paid to the Group’s PRC subsidiaries for the provision of services, software and technology licenses, and equipment to the VIEs, which are eliminated in consolidations.

Currently there are no contractual arrangements that require the Company to provide additional financial support to the VIEs. However, as the Company is conducting its Internet-related business mainly through the VIEs, the Company has, in the past, provided and will continue to provide financial support based on its consideration of the business requirements of the VIEs and the Company’s own business objectives in the future, which could expose the Company to a loss.

Please refer to “Contingencies” under Note 26 for the risks relating to the VIE arrangements.

In August 2012, the Group entered into an investment agreement to invest up to RMB500 million in Shengzixin Fund, a partnership investment vehicle. The vehicle is managed by Dingguan Investment Holding (Shanghai) Company Limited, a related party under the common control of Shanda Interactive. The Group intended to use its investment towards investing in exceptional developer companies in the gaming market in China delivering content through online games, social network games, and mobile games. The Group had invested RMB250 million as of December 31, 2012, which was held in cash as no investments had been made in 2012 and 2013. As the Group was the only investor and had a controlling financial interest at December 31, 2012, the investment vehicle (cash balance) was consolidated in the Group’s consolidated financial statements. In 2013, the Group withdrew its investment of RMB250 million. After the withdrawal, the Group deconsolidated Shengzixin at its net carrying value of RMB250.7 million.

(4)	Foreign currency translation and other comprehensive income (loss)

The functional currency of the Company is the United States dollar (“US$”, “USD” or “U.S. dollars”) and its reporting currency is the Renminbi (“RMB”). The PRC subsidiaries and the VIEs use RMB as their functional currency. Actoz and Eyedentity’s functional currency is the Korean Won (“KRW”). Shanda Europe’s functional currency is the Euro (“Euro” or “€”). The functional currency of the Company’s major subsidiaries other than the PRC subsidiaries, the VIEs, Actoz, Eyedentity, and Shanda Europe is the U.S. dollar.

Assets and liabilities of the Company and its subsidiaries are translated at current exchange rates quoted by the People’s Bank of China or Seoul Money Brokerage Services Limited in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ equity for the years presented.

Transactions denominated in currencies other than functional currencies are remeasured into the functional currencies at the exchange rates quoted by the People’s Bank of China or Seoul Money Brokerage Services Limited prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currencies using the applicable exchange rates quoted by the People’s Bank of China or Seoul Money Brokerage Services Limited at the balance sheet dates. All such exchange gains and losses are included in the statements of operations and comprehensive income within other income (expense), net.

According to ASC Topic 220, the relevant accounting literature for other comprehensive income, elements of other comprehensive income can be reported net of tax or gross of tax with the aggregate tax effect separately disclosed. The Group's elements of other comprehensive income, which consist of unrealized gains (losses) on marketable securities and currency translation adjustments, do not give rise to income taxes as the related activity is associated with jurisdictions which do not impose income tax or for which the related activity is tax-exempt.

(5)	Convenience translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the rate of US$1.00 to RMB6.0537, the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2013. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(6)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months and are readily convertible to cash.

(7)	Restricted cash

Restricted cash mainly represents cash held in a designated bank account for the sole purpose of transmitting proceeds from the exercise of stock options and vest of restricted shares.

(8)	Short-term investments and time deposits with maturity over one year

Short-term investments represent bank time deposits with original maturities longer than three months and less than one year and investments which are not readily redeemable with maturity within one year. As of December 31, 2012, short-term investments of RMB1,521.6 million were pledged for short-term bank borrowings of RMB1,482.3 million. As of December 31, 2013, short-term investments of RMB1,169.1 million were pledged for short-term bank borrowings of RMB1,189.9 million. Time deposits with maturity over one year represent bank time deposits with original maturities longer than one year. As of December 31, 2013, time deposits with maturity over one year of RMB723.0 million were pledged for short-term bank borrowings of RMB378.0 million and long-term bank borrowings of RMB335.3 million.

(9)	Marketable securities

Marketable securities primarily include available-for-sale marketable equity securities. Marketable securities are classified as short-term based on their high liquidity. Marketable securities are carried at fair market value with unrealized appreciation (or depreciation) reported as a component of accumulated other comprehensive income (or loss) in shareholders’ equity, net of tax (Note 2(4)). The specific identification method is used to determine the cost of marketable securities disposed. Realized gains and losses are reflected as investment income or losses.

The Group evaluates the investments periodically for possible other-than-temporary impairment and reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer, and the Group’s ability and intent to hold the investment for a period of time which may be sufficient for anticipated recovery in market value. If appropriate, the Group records impairment charges equivalent to the amount that the carrying value of its available-for-sale securities exceeds the estimated fair market value of the securities as of the evaluation date.

During the years ended December 31, 2011, 2012 and 2013, the Group recorded an unrealized loss of RMB1.5 million, an unrealized gain of RMB3.4 million and an unrealized gain of RMB15.7 million, respectively, as components of other comprehensive income (loss), net of tax. In 2013, the Group disposed all of its marketable securities and reclassified previously unrealized accumulated gains amounting to RMB20.1 million in “investment income” in the consolidated statement of operations.

(10)	Allowances for doubtful accounts

The Group determines the allowance for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected.

Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(11)	Investments in affiliated companies

Affiliated companies include (i) investees over which the Group has significant influence, but which it does not control, and (ii) investees over which the Group does not have significant influence. Investments in affiliated companies where significant influence exists are accounted for by the equity method. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statements of operations and comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. The cost method is used for investments over which the Group does not have the ability to exercise significant influence and for which the investments do not have readily determinable fair values. Such investments are recorded and maintained at historical cost, as adjusted for possible impairment losses.

The Group continually reviews its investments in affiliated companies to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value and the financial condition, operating performance, and near term prospects of the investee. In addition, the Group considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Group’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value. Impairment losses on equity method investments are included in “equity in losses of and impairments of investments in affiliated companies”. Impairment losses recorded during the years ended December 31, 2011, 2012 and 2013 were RMB5.6 million, RMB7.5 million and nil, respectively.

(12)	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	5 years

Expenditures for maintenance and repairs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income.

(13)	Intangible assets

Online game product development costs

The Group recognizes costs to develop its online game products in accordance with ASC 985-20. Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expense. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for marketing.

Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the online game has a proven ability to operate in the online game environment in the PRC market. During the years ended December 31, 2011, 2012, and 2013, the costs incurred for development of on-line game products were not capitalized after technological feasibility was reached because the time period from the establishment of technological feasibility to the related commercial launch is generally nonexistent or very brief; therefore, related costs during such periods, being immaterial for capitalization, were expensed.

Website and internally used software development costs

The Group recognizes website and internally used software development costs in accordance with ASC 350-40. As such, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the development phase are capitalized and amortized over the estimated life. During the years ended December 31, 2011, 2012, and 2013, costs qualifying for capitalization were immaterial and as a result all website and internally used software development costs were expensed as incurred.

Upfront licensing fees

Upfront licensing fees paid to third party licensors are capitalized once the related game software has reached technological feasibility in accordance with ASC 985-20 and amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which is usually 3 to 7 years. Amortization of upfront licensing fees commences upon the commercial launch of the related online game.

Software and copyrights

Software and copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the shorter of the useful economic life or stipulated period in the contract, which is usually 1 to 5 years.

Software technologies, game engines, non-compete agreements, customer databases and trademarks acquired through business combinations

An intangible asset is required to be recognized separately from goodwill based on its estimated fair value if such asset arises from a contractual or legal right or if it is separable as defined by ASC 805, “Business Combinations”. Software technologies, game engines, non-compete agreements, customer databases and trademarks arising from the acquisitions of subsidiaries and VIEs are initially recognized and measured at estimated fair value upon acquisition. Amortization is computed using the straight-line method over the following estimated useful lives:

Software technologies	0.5 to 6 years
Game engines	3 to 10 years
Non-compete agreements	2.5 to 5 years
Customer databases	2 to 5.5 years
Trademarks	5 or 20 years
In-progress research and development	Indefinite life and subject to impairment testing until completed or abandoned

Net indefinite-lived in-progress research and development assets originally recorded prior to 2012 totaled RMB89.2 million (RMB95.2 million less RMB6.0 million of accumulated impairment) at December 31, 2011. After completion of the associated research and development efforts, the remaining amount of RMB89.2 million was reclassified to software technologies during the year ended December 31, 2012. Net book value of in-progress research and development assets was zero as of December 31, 2012 and 2013.

(14)	Goodwill

Goodwill is accounted for at initial recognition and evaluated subsequently according to the provisions of ASC 805, "Business Combinations" and ASC 350, "Intangibles - Goodwill and Other." Goodwill is initially measured as the excess of (i) the total cost of an acquisition, fair value of the non-controlling interests, and acquisition date fair value of any previously held equity interest in an acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the cost of an acquisition is less than the fair value of the net assets of the acquiree, the difference is recognized directly in the income statement as a bargain purchase gain. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In October of each year, the Company’s annual impairment evaluation date, the Company tests impairment of goodwill at the reporting unit level, which is one step below the operating segment level. Under the traditional two step impairment evaluation approach, the fair value of a reporting unit is first determined using an income approach which considers projected cash flows, expenses, and appropriate discount rates tailored to the risk profiles of the specific reporting units, considering more generally the risk profile of the online game sector. The Group did not elect to use the optional qualitative screening approach and directly applied the traditional two-step impairment evaluation approach for all reporting units for all periods presented. Should the fair value of a reporting unit be less than its carrying value (including goodwill), an impairment charge would be then be measured by reference to the excess of the carrying value of a reporting unit’s goodwill over the implied fair value of goodwill, determined in a manner similar to the assignment of purchase price in a business combination. Key factors that are considered by the Company and likely to have a bearing on potential impairments of goodwill include, but are not limited to, (1) recent operating performance and forecasts; (2) generation of, and growth anticipated in, cash flows; (3) the state of the online game business in the respective geographic area; (4) trends in monthly average users/monthly paying users; and (5) the game development pipeline at the business unit level. Based upon application of the two step impairment evaluation approach at the Group’s annual evaluation dates, no impairment losses were recorded in the years ended December 31, 2011 and 2012. In 2013, based upon a triggering event occurring before the annual evaluation date related to litigation involving Chengdu Simo(Note 26) and a contemporaneous assessment of reduced expectations for the entity’s future projected results of operations and cash flows, the Group recorded an impairment charge to reduce the Chengdu Simo reporting unit’s goodwill by RMB30.8 million (US$5.1 million). There were no other impairment charges in 2013.

(15)	Other long-term assets

Other long-term assets mainly represent upfront licensing fees for online games that have not yet been commercially launched and receivables from independent online game companies. Other long-term assets as of December 31, 2012 and 2013 include prepayments in respect of upfront licensing fees paid for new games of RMB171.1 million and RMB115.8 million, respectively. Receivables from independent online game companies as of December 31, 2012 and 2013 amounted to RMB21.4 million and RMB23.9 million, respectively.

(16)	Impairment of long-lived assets and intangible assets

Long-lived assets including finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount by which the carrying value exceeds fair value. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess. During the years ended December 31, 2011, 2012, and 2013, the Group recognized impairment losses of RMB23.2 million, nil and nil for its intangible assets, respectively, within costs of revenue and RMB49.6 million, RMB15.0 million and nil for its other long-term assets, respectively, within product development expenses. Impairments of other long-term assets consisted of prepaid upfront license fees on certain games that did not continue in the game development cycle as a result of beta testing; accordingly, such fees were fully expensed. As the assets subject to impairment were fully written off, no fair value measurement disclosures for non-recurring fair value measurements were considered warranted as remaining basis in the written-off assets was zero.

(17)	Financial instruments

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, short-term investments, marketable securities, accounts receivable, prepayments and other current assets, foreign exchange forward contracts, amounts due from/to related parties, time deposits with maturity over one year, short-term borrowings, long-term borrowings, accounts payable, license fees payable, and other payables and accruals (Note 15).

The Group has from time to time entered into foreign exchange forward contracts with certain banks to reduce the Group’s exposure to significant changes in exchange rates between RMB and certain foreign currencies. These contracts are not designated as hedges pursuant to relevant accounting guidance and are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations and comprehensive income within “other income” (Notes 5 and 23).

(18)	Revenue recognition

The Group principally derives its revenues from in-game virtual items and game usage fees purchased by game players to play its Massively Multiplayer Online Role-Playing Games (“MMORPGs”, a recognized gaming industry term) and advanced casual games, which are collectively termed “MMO games”, and in-game virtual items purchased by game players to play its mobile games. A minor portion of the Group’s revenue is derived from licensing arrangements and other smaller sources.

MMO games

The Group recognizes MMO game revenues primarily under the item-based revenue model, in which revenues from the sales of in-game items are recognized when the items are consumed by the customers, for items with no further utility or very short lives, or over the estimated lives of the items for items that can be used over a period of time. The average periods for which players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched, and market conditions, are utilized to arrive at the best estimates for lives of these in-game items. The Group assesses the estimated lives of in-game items for all the item-based games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, such changes would be applied in the period of change prospectively. The Group’s revenues under the item-based revenue model are principally derived from in-game consumable virtual items, which generally are consumed in a very short period. The Group also recognizes MMO game revenues for a smaller number of its games under the time-based revenue model, in which revenues are recognized based on the time units consumed by the game players. Revenues are also recognized when game players who had previously purchased playing time or virtual currency are no longer entitled to access the online games in accordance with the published expiration policy. Deferred revenue is reduced as revenues are recognized.

The Group has assessed its relationships and arrangements under ASC 605-45 with respect to gross versus net reporting of revenue, and has concluded that reporting the gross amount equivalent to the amount that it receives from the sale of pre-paid game cards to distributors, which are subsequently activated and charged to the respective game accounts by players as deferred revenue, is appropriate as the Group is the primary obligor and it fulfills the online game services desired by the customers.

Net revenues generated from overseas game licensing and operations are also included in “MMO games”. The Group enters into licensing arrangements with overseas licensees to operate its MMO games in other countries or territories. These licensing agreements provide two revenue streams, consisting of an initial license fee and a monthly revenue-based royalty fee. The initial license fee is based on a fixed amount and recognized ratably over the term of the license. The monthly revenue-based royalty fee is recognized when earned, provided that collectability is reasonably assured and the other key revenue recognition principles are met.

Mobile games

Mobile game revenues are realized under binding user agreements with paying players in which prices charged by the Group are fixed to the customers and collected upfront, substantially eliminating any credit risk. Such revenues realized upon the purchase of virtual currency are deferred, and earned (recognized) when performance has been completed. Performance is completed based upon the delivery of the gaming experience via in-game virtual items. Under the item-based revenue model, similar to the Group’s MMO games, revenues from the sale of in-game items are recognized when the items are consumed by paying players for items with no further utility or very short lives, or over the estimated lives of the items for items that can be used over a period of time. Revenues under the item-based revenue model are principally derived from in-game consumable virtual items, which generally are consumed immediately or in a very short period. The average periods over which players typically play games and other behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events and market conditions, are utilized to arrive at the best estimates for estimated lives of these in-game items. The Group assesses the estimated lives of in-game items for all item-based games periodically. If there are indications of any significant changes to the estimated lives, such changes would be applied in the period of change prospectively. Deferred revenue is reduced as revenues are recognized.

For mobile game revenues, which are principally generated through marketing agents such as Apple’s App Store and Google’s Google Play (depending on the territory and country in which the games are offered), the Group recognizes revenues at gross amounts before deduction of commission fees due to the mobile device application providers, as the Group is the primary obligor in these arrangements. Shanda Games is responsible for the hosting, operations, and delivery of the gaming experience to end users, and has the latitude to establish pricing for virtual currency purchased by end users. The commission fees charged by these mobile device application platforms are recognized as a component of sales and marketing expense. For a few minor gaming titles delivered through certain third party intermediaries such as telecommunication operators solely in the PRC, the Group does not establish the prices for purchases by end users and therefore recognizes mobile game revenues for these few games on a net basis. However, such arrangements are quantitatively immaterial and constitute less than 2.1% of mobile game revenues.

Indirect taxes affecting revenues

The Group’s PRC subsidiaries are subject to business tax or value added tax and related surcharges on the gross receipts earned for services provided and products sold in the PRC. The applicable business tax rate varies from 3% to 5% and the rate of value added tax varies from 3% to 17%. In the accompanying consolidated statements of operations and comprehensive income, business tax, value added tax, and related surcharges for revenues derived from on-line games are deducted from gross receipts to arrive at net revenues.

Since 1 January 2012, a Pilot Program transitioned specified industries from business tax to value added tax for entities located in Shanghai. This round of reform covered certain "Modern Service Industries," which includes research, development and technological services, information technology services, cultural innovation services, and certain other areas. The Pilot Program affected the Group’s PRC subsidiaries Shengqu and Lansha, whose applicable rates shifted from the business tax rate of 5% to the value added tax rate of 6% from 1 January 2012 onwards.

Since 1 December 2012, VIEs including Shulong, Nanjing Shulong, and Tianjin Youji were transitioned from the business tax regime to the value added tax regime, affected by further changes introduced by the Pilot Program. Since 1 August 2013, the Pilot Program was further implemented in Sichuan Province, where certain of the Group’s VIEs are domiciled, and VIEs including Chengdu Youji, Chengdu Simo, and Chengdu Aurora were also transitioned from the business tax regime to the value added tax regime. The value added tax rate was 6% for all of these VIEs.

Shengzhan and Nanjing Shanda were transitioned from the business tax regime to the value added tax regime as a result of the Pilot Program since 1 January 2012 and 1 November 2012, respectively. Shengjing is still a business tax taxpayer, and it is allowed to be taxed on a net income basis under current business tax rules.

Other Revenues

Other revenues are principally comprised of advertising revenues and revenues generated from the provision of platform services and prepaid card sales agent services (certain of which are derived from related parties – Note 22).

Advertising revenues are derived from online advertising whereby the Company allows advertisers to place advertisements on particular areas of its platform, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Advertising revenues amounted to approximately RMB56 million, RMB18.6 million and RMB0.5 million during the years ended December 31, 2011, 2012, and 2013, respectively.

For the years ended December 31, 2011, 2012, and 2013, RMB48.7 million, RMB58.6 million, and RMB35.1 million (US$5.8 million), respectively, of related party revenues were included in consolidated net revenues. These related party revenues, which were not separately presented on the face of the consolidated statement of operations and comprehensive income given their insignificance (for example, such revenues represented only 0.8% of consolidated net revenues in 2013), are principally comprised of platform service fees and prepaid card distribution fees received from companies under the common control of Shanda Interactive(Note 22).

(19)	Deferred revenue

For MMO game revenue, deferred revenue represents proceeds received from distributors relating to the sale of pre-paid cards which are activated or charged to the respective player game accounts by players, but which have not been consumed by players or expired. For mobile game revenue, deferred revenue represents purchases charged to the respective player game accounts by players which have not been consumed by players or expired. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by overseas licensees. Non-current deferred revenues are primarily comprised of unamortized upfront license fees to be recognized beyond the next 12 months.

For revenues generated from prepaid card distribution service, deferred revenues represent all proceeds, net off discounts, that are received from distributors or retailers after the delivery of the prepaid cards, and less the amount which have been activated or charged to the respective player accounts for MMO game, mobile game or other services.

(20)	Deferred licensing fees and related costs

Upon the receipt of prepaid card sales proceeds which can be specifically attributed to certain MMO games, the Group is obligated to pay on-going licensing fees in the form of royalties and other costs related to such proceeds, including business tax and related surcharges. As revenues are deferred (Note 2(19)), the related on-going licensing fees and costs are also deferred. The deferred licensing fees and related costs are recognized in the consolidated statements of operations and comprehensive income in the period in which the related prepaid card sales proceeds are recognized as revenue.

(21)	Cost of revenues

Cost of revenues consists primarily of platform operations costs, upfront and ongoing licensing fees, salaries and benefits, share-based compensation, depreciation and amortization expenses and other expenses incurred by the Group and are recorded on an accrual basis.

(22)	General and administrative

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, professional service fees, business tax and value added tax expense, share-based compensation, and other expenses. The business tax and value added tax expense primarily relates to service and licensing fees paid by the VIEs to the PRC subsidiaries or by PRC subsidiaries to overseas subsidiaries.

(23)	Product development

Product development costs consist primarily of salaries and benefits, depreciation expenses, outsourced game development expenses, share-based compensation and other expenses incurred by the Group to develop, maintain, monitor and manage the Group’s online gaming products, software and websites, and are recorded on an accrual basis.

(24)	Sales and marketing

Sales and marketing costs consist primarily of advertising and market promotion expenses, salaries and benefits, share-based compensation, and other expenses incurred by the Group’s sales and marketing personnel, and the operational costs incurred by the Group’s in-house prepaid card distribution and marketing entity Shengjing. Sales and marketing costs are recorded on an accrual basis. Advertising and marketing promotion expenses amounted to approximately RMB197.5 million, RMB178.9 million and RMB228.8 million during the years ended December 31, 2011, 2012, and 2013, respectively.

(25)	Share-based compensation

The Group follows ASC 718, which requires all share-based payments to employees and directors, including grants of employee stock options and restricted shares, to be recognized as compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. Under ASC 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost not recorded for that number of awards. The Group has applied the provisions of ASC 718-10-S99 regarding the United States Securities and Exchange Commission’s (“SEC”) interpretation of ASC 718 and the valuation of share-based payments for public companies.

In accordance with ASC 718, the Group has recognized share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with graded vesting features and service conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost is accrued if it is probable that a performance condition will be achieved and is not accrued (or previously recognized amounts are reversed) if it is not probable that a performance condition will be achieved (or a previous conclusion is changed to improbable).

(26)	Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

(27)	Taxation

Income taxes reflected in the Group’s consolidated statements of operations and comprehensive income are provided on the taxable income of each subsidiary on the separate tax return basis.

Deferred income taxes are provided using the liability method in accordance with ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Group follows ASC 740-10-25 guidance regarding uncertain tax positions which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Group did not have any interest and penalties associated with uncertain tax positions and did not have any material liabilities for unrecognized tax benefits arising from uncertain tax positions for the years ended December 31, 2011, 2012, and 2013.

(28)	Statutory reserves

China

The PRC subsidiaries and the VIEs are required on an annual basis to make appropriations of retained earnings set at certain percentages of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

The PRC subsidiaries must make appropriations to one or more of the following, (i) the general reserve, (ii) the enterprise expansion fund, and (iii) the staff bonus and welfare fund in accordance with the Law of the PRC on Enterprises Operated Exclusively with Foreign Capital. The general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company’s registered capital. The other fund appropriations are at the PRC subsidiaries’ discretion.

The VIEs, in accordance with the PRC Company Law, must make appropriations to (i) the statutory reserve fund and (ii) the discretionary surplus fund. The statutory reserve fund requires annual appropriations of 10% of after-tax profit (as determined under PRC GAAP at each year-end) until such funds have reached 50% of the company’s registered capital. The discretionary surplus fund appropriations are at the VIEs’ discretion.

The general reserve fund and statutory reserve fund can only be used for specific purposes, such as setting off accumulated losses, enterprise expansion, or increasing registered capital. The enterprise expansion fund can be used to expand production and operations or to increase registered capital.

Appropriations to these funds are classified in the consolidated balance sheets as statutory reserves. During the years ended December 31, 2011, 2012, and 2013, the Group made total appropriations to these statutory reserves of approximately RMB5.6 million, RMB5.1 million and RMB7.2 million, respectively.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

Korea

Actoz and Eyedentity are required to appropriate, as the legal reserves, the amount equivalent to a minimum of 10% of cash dividends paid until such reserves equal 50% of their issued capital stock in accordance with the Commercial Code of Korea. The reserves are not available for the payment of cash dividends, but may be transferred to capital stock by an appropriate resolution of the company’s board of directors or used to reduce accumulated deficit, if any, with the ratification of a majority of the company’s shareholders. The Group made no appropriations in 2011. An appropriation of approximately KRW648.9 million (RMB3.8 million) was made in 2012. The Group made no appropriations in 2013.

(29)	Dividends

In November 2011, the Company declared cash dividends in the aggregate amount of US$289.7 million (equivalent to RMB1,823.3 million) or US$0.51 per ordinary share (US$1.02 per American Depositary Share (ADS)) to all shareholders or ADS holders of record as of December 20, 2011 (the "record date"). Cash dividends of US$286.8 million (equivalent to RMB1,810.0 million) were subsequently paid in 2012. Dividends of US$208.6 million were paid to the Company’s parent company and controlling shareholder, Shanda Interactive, in 2012. Cash dividends of US$1.1 million (equivalent to RMB6.6 million) were subsequently paid in 2013, representing payment of a portion of the remaining dividend payable balance associated with the 2011 dividend declaration on previously restricted shares which vested during 2013. The remaining dividend payable balance at December 31, 2013 principally relates to dividends from the 2011 declaration attributable to unvested restricted shares.

Relevant laws and regulations permit payments of dividends by the PRC and Korean subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations (see Note 2(28)).

In addition, since a significant amount of the Group’s future revenues will be denominated in RMB, the existing and any future restrictions on currency exchange may limit the Group’s ability to utilize revenues generated in RMB to fund the Group’s business activities outside China, if any, or expenditures denominated in foreign currencies.

(30)	Earnings per share

Basic earnings per ordinary share attributable to Shanda Games Limited’s shareholders are computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share attributable to Shanda Games Limited’s ordinary shareholders are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options for the purchase of ordinary shares and the settlement of restricted share units and are accounted for using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive. The Group does not separately present earnings per share for Class A and Class B ordinary shares as each class of shares has the same rights to earnings and dividend distributions.

(31)	Comprehensive income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of cumulative foreign currency translation adjustments and unrealized gains or losses on marketable securities. During the year ended December 31, 2013, the Group reclassified accumulated gains in the amount of RMB20.1 million from accumulated other comprehensive income (loss) to “investment income” in the consolidated statement of operations upon the disposition of marketable securities and realization of previously unrealized gains.

(32)	Segment reporting

Based on the criteria established by ASC 280, the Company currently operates and manages its business as a single operating and single reportable segment, whose business is developing and operating online games. Certain enterprise-wide disclosures are located in Note 25.

(33)	Fair value measurements

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Group to develop its own assumptions.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, marketable securities, foreign exchange forward contracts, time deposits with maturity over one year, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, long-term borrowings, accounts payable, licensing fees payable, and other payables and accruals.

As of December 31, 2012 and 2013, the carrying values of cash and cash equivalents, restricted cash, short-term investments, time deposits with maturity over one year, accounts receivable, amounts due from/to related parties, prepayments and other current assets, short-term borrowings, accounts payable, licensing fees payable, other payables and accruals approximated their fair values. As long-term borrowings were issued shortly before year end, the carrying value approximated their fair values. Accounts receivable, amounts due from/to related parties, prepayments and other current assets, accounts payable, licensing fees payable, and other payables and accruals, which are measured at carrying value, would represent Level 3 fair value measurements if carried at fair value due to the presence of significant unobservable inputs. In a similar fashion, the Group’s cash and cash equivalents, short-term investments, time deposits with maturity over one year, short-term borrowings, and long-term borrowings would represent Level 2 measurements due to the presence of significant observable inputs such as interest rates.

On a recurring basis, the Group measures (measured) its marketable securities and foreign currency forward contracts at fair value. The marketable securities are measured on the basis of actual prices quoted in actively traded markets for the related common shares. Fair value is developed for the foreign currency forward contracts based upon the terms underlying the forward contracts and commonly accepted valuation methodologies for currency forwards based upon discounted cash flow analysis, with reference to observable inputs such as forward rates available in the marketplace.

As of December 31, 2012 and 2013, information about the fair value measurements of the Group’s certain assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows (based on the classification of the inputs):

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	7,221	7,221	—	—
Derivative liability- foreign currency forward contracts	(9,312)	—	(9,312)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 23)

	December 31, 2013	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Marketable securities – Common stock	—	—	—	—
Derivative liability- foreign currency forward contracts	(2,426)	—	(2,426)	—
(included in “Other payables and accruals ” in balance sheet) (Note 15, 23)

During the historical periods presented, there were no transfers between fair value measurements categorized as level 1 or level 2.

From time to time, the Group writes off certain specific license fee assets associated with its online games. These assets represent prepaid upfront license fees related to game intellectual property licensed from third parties which are included in other long-term assets (or intangible assets once technological feasibility of the related game has been reached) at their original contractual values representing fees paid to third parties under the contractual arrangements. As triggered by factual circumstances, the Group evaluates the prepaid fees for games for which the commercial viability is uncertain or game development does not successfully pass the testing phase and fully writes off the contractual value of related fees paid. During the years ended December 31, 2011, 2012 and 2013, the Group recognized impairment losses of RMB23.2 million, nil and nil for its intangible assets, respectively, and RMB49.6 million, RMB15.0 million and nil for its other long-term assets, respectively. The Group has not presented tabular disclosures or further qualitative information regarding fair value for these level 3-classified assets because the amounts involved are not material and related fees have been fully written off; accordingly, the related fair values are zero for any balance sheet date. Additionally, during the year ended December 31, 2013, the Group recorded an impairment charge of RMB30.8 million for a portion of the goodwill associated with its Chengdu Simo reporting unit. The fair value of the remaining goodwill associated with Chengdu Simo immediately after the impairment was determined to be RMB22.8 million. Further information concerning this non-recurring level 3 measurement is not included herein as the related amount is immaterial to the Group’s financial statements.

(34)	Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting. This method requires that the acquisition cost to be allocated to the assets, including separately identifiable intangible assets, and liabilities the Group acquired based on their estimated fair values.

The Group follows ASC 805, “Business Combinations.” Pursuant thereto, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

As described in Notes 1 and 4, the Group acquired certain commonly controlled businesses from Shanda Online during 2013 and accounted for the acquired businesses in a manner similar to a pooling-of-interests with retrospective consolidation for all historical periods presented.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base cash flow projections, and assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the differences could be material.

(35)	Reclassifications

Beginning with its announcement of its unaudited results for the first quarter of calendar 2013, the Group adjusted the presentation of its net revenues. Previously, the Group reported online game revenues derived in China (which included revenues from both MMO games and mobile games) and other revenues as its two revenue categories. Three revenue categories are now being reported prospectively from 2013. These include MMO game revenues, mobile game revenues, and other revenues; the addition of the mobile games revenue category was warranted by the significant growth in mobile games. Each of these three categories of revenue includes revenues derived both inside and outside China (refer to Note 25 for revenues by geography). Prior period amounts reported in the Group’s consolidated statement of operations for 2011 and 2012 have been reclassified to conform to the current presentation.